1998
SEMI-ANNUAL REPORT
VALUE PORTFOLIO

                                                                 [MAS FUND LOGO]

MAS FUNDS

MAS Funds is pleased to present the Semi-Annual Report for the Value Portfolio as of March 31, 1998. Please call your Miller Anderson & Sherrerd service contact at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS


MAS Overview and Statement of Net Assets
   Value Portfolio..........................    1
Statement of Operations.....................    5
Statement of Changes in Net Assets..........    6
Financial Highlights........................    7
Notes to Financial Statements...............    9


THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience in low P/E investing, emphasizing large capitalization stocks from all market sectors. MAS considers a company's intrinsic worth, projected earnings and other measures to help determine if its current price makes it a strong candidate for value investing. MAS also employs a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio.
                  AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/98*

                                     MAS VALUE
                      ---------------------------------------
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                      -------------------------------------------------------
SIX MONTHS                 7.23%           7.13%       7.07%        17.23%
ONE YEAR                  33.03           32.83       32.71         47.99
FIVE YEARS                21.82           21.74       21.72         22.40
TEN YEARS                 18.78           18.74       18.73         18.94


Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
  5/6/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations
  7/17/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

  Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
COMMON STOCKS (88.8%)
---------------------------------------------------------

                                            VALUE
       MARCH 31, 1998           SHARES      (000)+
----------------------------------------------------
BANKS (8.5%)
Chase Manhattan Corp.            688,054  $   92,801
Citicorp                         309,380      43,932
Crestar Financial Corp.          364,202      21,533
First Union Corp.              1,408,603      79,938
Mellon Bank Corp.                635,396      40,348
NationsBank Corp.                386,600      28,198
Republic New York Corp.          297,701      39,706
----------------------------------------------------
GROUP TOTAL                                  346,456
----------------------------------------------------
BASIC RESOURCES (7.3%)
Cabot Oil & Gas Corp., Class
  A                              755,242      27,850
Dow Chemical Co.                 372,475      36,223
E.I. DuPont de Nemours & Co.     506,768      34,460
Great Lakes Chemical Corp.     1,030,818      55,664
IMC Global, Inc.                 955,494      36,369
Inland Steel Industries,
  Inc.                           995,300      27,495
Lubrizol Corp.                   242,800       9,348
National Steel Corp, Class B     786,200      13,464
Rohm & Haas Co.                  400,856      41,413
Westvaco Corp.                   526,120      16,178
----------------------------------------------------
GROUP TOTAL                                  298,464
----------------------------------------------------
CONSUMER DURABLES (11.2%)
Chrysler Corp.                   487,100      20,245
Dana Corp.                       709,451      41,281
Ford Motor Co.                 2,857,630     125,914
General Motors Corp.           1,628,809     109,843
Goodyear Tire & Rubber Co.     1,197,813      90,734
Owens Corning                  1,441,941      51,820
Tupperware Corp.                 748,976      19,942
----------------------------------------------------
GROUP TOTAL                                  459,779
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                              VALUE
 (CONT'D)                         SHARES      (000)+
 -----------------------------------------------------
 CONSUMER SERVICES (0.3%)
 Standard Register Co.             411,011  $   13,949
 -----------------------------------------------------
  ENERGY (6.7%)
  Amoco Corp.                      228,136      19,705
  Atlantic Richfield Co.           507,656      39,914
  British Petroleum plc ADR        498,442      42,897
* Nabors Industries, Inc.          370,900       8,786
  Phillips Petroleum Co.           863,595      43,126
  Repsol SA ADR                    857,710      43,636
  Ultramar Diamond Shamrock
   Corp.                           930,290      32,793
  YPF SA ADR                     1,330,938      45,252
  ----------------------------------------------------
  GROUP TOTAL                                  276,109
  ----------------------------------------------------
  FOOD, TOBACCO & OTHER (4.9%)
  IBP, Inc.                        972,603      21,823
  Philip Morris Cos., Inc.       1,784,005      74,371
  RJR Nabisco Holdings Corp.     1,925,090      60,279
  Universal Foods Corp.            859,547      42,118
  ----------------------------------------------------
  GROUP TOTAL                                  198,591
  ----------------------------------------------------
  HEALTH CARE (5.5%)
  Beckman Instruments, Inc.      1,034,399      59,284
  Columbia/HCA Healthcare
    Corp.                        1,294,561      41,750
* Foundation Health Systems,
    Inc.                         1,603,284      44,190
  Mallinckrodt, Inc.               794,651      31,389
* Maxicare Health Plans,
    Inc.                           816,960       8,987
* Vencor, Inc.                     795,800      23,824
* Wellpoint Health Networks,
    Inc.                           215,500      14,546
  ----------------------------------------------------
  GROUP TOTAL                                  223,970
  ----------------------------------------------------
  HEAVY INDUSTRY/TRANSPORTATION (16.9%)
  Aeroquip-Vickers, Inc.         1,351,176      78,115
* AMR Corp.                      269,390        38,573
  Case Corp.                     1,509,926     102,864

                                              VALUE
                                  SHARES      (000)+
  ----------------------------------------------------
  Caterpillar, Inc.                478,094  $   26,325
  CSX Corp.                        555,596      33,058
  Cummins Engine Co., Inc.       1,414,386      77,968
  Delta Air Lines, Inc.            310,800      36,752
  Eaton Corp.                      252,602      24,045
* FMC Corp.                        401,565      31,523
  Harnischfeger Industries,
    Inc.                         1,542,501      52,734
  Kennametal, Inc.                 772,563      40,656
  Olsten Corp.                   2,198,160      34,896
  Parker Hannifin Corp.            906,237      46,445
  Tecumseh Products Co., Class
    A                              648,176      34,839
  TRW, Inc.                        618,818      34,112
  ----------------------------------------------------
  GROUP TOTAL                                  692,905
  ----------------------------------------------------
  INSURANCE (9.7%)
  Allstate Corp.                   569,820      52,388
  American General Corp.           574,955      37,192
  Chubb Corp.                      237,115      18,584
  CIGNA Corp.                      294,200      60,311
  Everest Reinsurance
    Holdings, Inc.                 984,191      40,475
  Hartford Financial Services
    Group, Inc.                    441,053      47,854
  Loews Corp.                      266,400      27,772
  Old Republic International
    Corp.                          887,800      39,341
  ReliaStar Financial Corp.        901,338      41,518
  Transatlantic Holdings, Inc.     411,458      31,116
  ----------------------------------------------------
  GROUP TOTAL                                  396,551
  ----------------------------------------------------
  RETAIL (8.2%)
  Dillard's, Inc., Class A       1,176,309      43,450
* Federated Department
    Stores, Inc.                   707,400      36,652
  Russell Corp.                    789,415      21,166
  Sears, Roebuck & Co.             740,000      42,504
  Springs Industries, Inc.,
    Class A                        645,018      35,436
* Toys 'R' Us, Inc.              2,471,551      74,301

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                              VALUE
                                  SHARES      (000)+
  ----------------------------------------------------
  V.F. Corp.                     1,187,006  $  62,392
* Woolworth Corp.                  755,600     18,890
  ---------------------------------------------------
  GROUP TOTAL                                 334,791
  ---------------------------------------------------
  TECHNOLOGY (6.9%)
* Arrow Electronics, Inc.          957,200     25,904
  Avnet, Inc.                      311,700     17,942
  International Business
  Machines Corp.                   962,244     99,953
* Quantum Corp.                    872,700     18,599
* Seagate Technology, Inc.         955,752     24,133
* Stratus Computer, Inc.         1,327,400     58,489
  Tektronix, Inc.                  852,817     38,057
  ---------------------------------------------------
  GROUP TOTAL                                 283,077
  ---------------------------------------------------
  UTILITIES (2.7%)
  Cinergy Corp.                    411,607     15,229
  DTE Energy Co.                   666,540     26,203
  Duke Energy Corp.                349,822     20,836
  Entergy Corp.                    681,545     20,276
  GPU, Inc.                        583,204     25,807
-----------------------------------------------------
GROUP TOTAL                                   108,351
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,732,121)       3,632,993
-----------------------------------------------------
CASH EQUIVALENTS (17.8%)
-----------------------------------------------------
                                  FACE
                                 AMOUNT
                                 (000)
                               ----------
Short-term Investments
  Held as Collateral for
  Loaned Securities (8.4%)     $  345,139     345,139
-----------------------------------------------------

                                  FACE
                                 AMOUNT         VALUE
                                 (000)         (000)+
-----------------------------------------------------
COMMERCIAL PAPER (7.2%)
CIT Group Holdings
  5.51%, 5/22/98               $   46,700  $   46,336
Eiger Capital Corp.
  5.56%, 4/16/98                   50,000      49,884
General Electric Capital
  Corp.
  5.53%, 4/2/98                    50,000      49,992
General Motors Acceptance
  Corp.
  5.54%, 4/15/98                   50,000      49,892
Household Finance Corp.
  5.54%, 4/3/98                    50,000      49,985
IBM Credit Corp.
  5.52%, 5/7/98                    25,000      24,862
Trident Capital Finance Inc.
  5.53%, 4/29/98                   23,730      23,628
-----------------------------------------------------
GROUP TOTAL                                   294,579
-----------------------------------------------------
REPURCHASE AGREEMENT (2.2%)
Chase Securities, Inc.
  5.75%, dated 3/31/98, due
  4/1/98, to be repurchased
  at $89,838, collateralized by
  various U.S. Government
  Obligations, due 4/1/98-
  11/15/99, valued at
  $90,092                          89,823      89,823
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $729,541)        729,541
-----------------------------------------------------
TOTAL INVESTMENTS (106.6%) (Cost
  $3,461,662)                               4,362,534
-----------------------------------------------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
-----------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)
                                            VALUE
(CONT'D)                                    (000)+
----------------------------------------------------

OTHER ASSETS AND LIABILITIES (-6.6%)
Cash                                      $        2
Dividends Receivable                           4,965
Interest Receivable                               14
Receivable for Investments Sold               74,206
Receivable for Fund Shares Sold                5,960
Other Assets                                     116
Payable for Fund Shares Redeemed              (4,980)
Payable for Investment Advisory Fees          (4,727)
Payable for Administrative Fees                 (272)
Payable for Shareholder Servicing
  Fee-Investment Class                            (4)
Payable for Distribution
  Fee-Adviser Class                              (85)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (98)
Collateral on Securities Loaned, at
  Value                                     (345,139)
Other Liabilities                               (181)
                                          ----------
                                            (270,223)
----------------------------------------------------
NET ASSETS (100%)                         $4,092,311
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 185,149,408 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                  $3,632,965
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    19.62
----------------------------------------------------

                                            VALUE
                                            (000)+
====================================================
INVESTMENT CLASS
----------------------------------------------------

NET ASSETS
Applicable to 1,487,756 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)            $   29,166
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    19.60
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 21,957,690 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)            $  430,180
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    19.59
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                           $3,047,427
Undistributed Net Investment Income
  (Loss)                                      15,591
Undistributed Realized Net Gain (Loss)       128,421
Unrealized Appreciation (Depreciation)
  on Investment Securities                   900,872
----------------------------------------------------
NET ASSETS                                $4,092,311
----------------------------------------------------
+    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         VALUE
                                                                     PORTFOLIO
                                                                    ----------
                                                                    Six Months
                                                                         Ended
                                                                     March 31,
                                                                          1998
(In Thousands)

-------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                         $ 30,742
    Interest                                                            13,066
-------------------------------------------------------------------------------------
       Total Income                                                     43,808
-------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                 9,386
    Administrative Fee--Note C                                           1,501
    Custodian Fee                                                          125
    Audit Fee                                                               15
    Legal Fee                                                               34
    Shareholder Servicing Fee--Investment Class shares--Note D              20
    Distribution Fees--Adviser Class shares--Note D                        387
    Other Expenses                                                         227
-------------------------------------------------------------------------------------
       Total Expenses                                                   11,695
-------------------------------------------------------------------------------------
    Expense Offset--Note H                                                (125)
-------------------------------------------------------------------------------------
       Net Expenses                                                     11,570
-------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                  32,238
-------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                              160,030
    Futures                                                             (1,589)
-------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                        158,441
-------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                               88,938
    Futures                                                             (3,948)
-------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                           84,990
-------------------------------------------------------------------------------------
          Net Gain (Loss)                                              243,431
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                           $275,669
=====================================================================================

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 1998 are unaudited)

                                                                                VALUE
                                                                              PORTFOLIO
                                                                    ----------------------------------
                                                                                     Six Months
                                                                       Year Ended         Ended
                                                                    September 30,     March 31,
                                                                             1997          1998
(In Thousands)

------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                                $  53,714     $  32,238
   Realized Net Gain (Loss)                                               375,983       158,441
   Change in Unrealized Appreciation (Depreciation)                       516,078        84,990
------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                         945,775       275,669
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A5
   INSTITUTIONAL CLASS:
     Net Investment Income                                                (43,078)      (32,644)
     Realized Net Gain                                                   (135,541)     (306,482)
   INVESTMENT CLASS:
     Net Investment Income                                                   (249)         (249)
     Realized Net Gain                                                       (851)       (2,354)
   ADVISER CLASS:
     Net Investment Income                                                   (894)       (2,196)
     Realized Net Gain                                                     (1,156)      (27,923)
------------------------------------------------------------------------------------------------------
       Total Distributions                                               (181,769)     (371,848)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:--Note I
   INSTITUTIONAL CLASS:
     Issued                                                             1,576,439       484,886
     In Lieu of Cash Distributions                                        156,287       289,688
     Redeemed                                                            (769,989)     (586,989)
   INVESTMENT CLASS:
     Issued                                                                21,268         7,625
     In Lieu of Cash Distributions                                          1,086         1,734
     Redeemed                                                              (6,754)       (9,072)
   ADVISER CLASS:
     Issued                                                               172,033       217,434
     In Lieu of Cash Distributions                                          1,868        26,194
     Redeemed                                                             (11,849)      (16,882)
------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
       Transactions                                                     1,140,389       414,618
------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                            1,904,395       318,439
NET ASSETS:
   Beginning of Period                                                  1,869,477     3,773,872
------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $3,773,872    $4,092,311
======================================================================================================
   Undistributed net investment income (loss) included in
     end of period net assets                                           $  18,442     $  15,591
------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period +
(Amounts for the six months ended March 31, 1998 are unaudited)


                                                                      Institutional Class

                                                                                                                Six Months
                                                                    Year Ended September 30,                         Ended
VALUE PORTFOLIO                                      ------------------------------------------------------      March 31,
                                                     1993       1994        1995         1996        1997++           1988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.67   $  12.76   $    12.63   $    14.89   $    15.61   $    20.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.30       0.30         0.31         0.30         0.34         0.17
   Net Realized and Unrealized Gain (Loss) on
     Investments                                       1.92       0.59         3.34         2.20         5.75         1.08
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       2.22       0.89         3.65         2.50         6.09         1.25
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.31)     (0.29)       (0.31)       (0.32)       (0.30)       (0.19)
   Realized Net Gain                                  (1.82)     (0.73)       (1.08)       (1.46)       (1.03)       (1.81)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (2.13)     (1.02)       (1.39)       (1.78)       (1.33)       (2.00)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  12.76   $  12.63   $    14.89   $    15.61   $    20.37   $    19.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         19.67%      7.45%       32.58%       18.41%       41.25%        7.23%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $762,175   $981,337   $1,271,586   $1,844,740   $3,542,772   $3,632,965
   Ratio of Expenses to Average Net Assets
     (1)                                              0.59%      0.61%        0.60%        0.61%        0.62%        0.60%*
   Ratio of Net Investment Income to Average
     Net Assets                                       2.48%      2.40%        2.43%        2.07%        1.93%        1.74%*
   Portfolio Turnover Rate                              43%        54%          56%          53%          46%          17%
   Average Commission Rate ###                          N/A        N/A          N/A   $   0.0572   $   0.0577   $   0.0551
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                    N/A        N/A        0.60%        0.60%        0.61%        0.59%*
---------------------------------------------------------------------------------------------------------------------------------
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
++   Per share amounts for the year ended September 30, 1997 are based on average shares outstanding.
###  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 1998 are unaudited)


                                                   Investment Class                                Adviser Class
                                    ------------------------------------------    ------------------------------------------
                                           May 6,            Year   Six Months         July 17,            Year   Six Months
                                        1996** to           Ended        Ended       1996*** to           Ended        Ended
                                    September 30,   September 30,    March 31,    September 30,   September 30,    March 31,
VALUE PORTFOLIO                              1996          1997++         1998             1996          1997++         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                   $ 14.97         $ 15.60      $ 20.36          $ 14.11         $ 15.61      $ 20.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                     0.12            0.31         0.16             0.01            0.30         0.18
   Net Realized and Unrealized
     Gain (Loss) on
     Investments                             0.59            5.75         1.07             1.49            5.74         1.04
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                  0.71            6.06         1.23             1.50            6.04         1.22
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                    (0.08)          (0.27)       (0.18)              --           (0.27)       (0.17)
   Realized Net Gain                           --           (1.03)       (1.81)              --           (1.03)       (1.81)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         (0.08)          (1.30)       (1.99)              --           (1.30)       (1.98)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 15.60         $ 20.36      $ 19.60          $ 15.61         $ 20.35      $ 19.59
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                4.78%          41.01%        7.13%           10.63%          40.87%        7.07%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                          $ 9,244         $29,847      $29,166          $15,493        $201,253     $430,180
   Ratio of Expenses to
     Average Net Assets (2)                 0.76%*          0.80%        0.75%*           0.86%*          0.90%        0.85%*
   Ratio of Net Investment
     Income to Average Net
     Assets                                 2.05%*          1.75%        1.60%*           1.66%*          1.63%        1.50%*
   Portfolio Turnover Rate                    53%             46%          17%              53%             46%          17%
   Average Commission Rate ###            $0.0572         $0.0577      $0.0551          $0.0572        $ 0.0577     $ 0.0551
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION
   ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Reduction in Ratio due to
       Expense
       Reimbursement/Waiver                   N/A           0.09%          N/A              N/A             N/A          N/A
     Ratio Including Expense
       Offsets                              0.75%*          0.79%        0.74%*           0.85%*          0.89%        0.84%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
++   Per share amounts for the year ended September 30, 1997 are based on average shares outstanding.
###  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 1998, the Fund was comprised of twenty-five active portfolios (each referred to as a "Portfolio"). The Fund may offer up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Advisor Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The accompanying financial statements and financial highlights are those of the Value Portfolio only. The financial statements of the remaining Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio may transfer its uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by the Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for in-kind redemptions (Note G).

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, the Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to the Portfolio's average daily net assets for the quarter. For the six months ended March 31, 1998, the investment advisory fee of the Portfolio was 0.500%.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of the Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR: MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in the Portfolio with distribution services pursuant to separate Distribution Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing accounts. The Adviser Class of shares pays service and distribution fees of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. TRUSTEES' FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fee incurred, for the six months ended March 31, 1998, by the Portfolio was $30,000.

Expenses for the six months ended March 31, 1998 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary to the Fund.

F. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 1998, the Portfolio had purchases and sales of investment securities other than temporary cash investments were:

         (000)
  --------------------
  Purchases    Sales
  ---------   --------
  $951,711    $572,098

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At March 31, 1998, the Portfolio had cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes was:

                         (000)
  ---------------------------------------------------
     Cost      Appreciation   Depreciation     Net
  ----------   ------------   ------------   --------
  $3,461,662     $944,345       $(43,473)    $900,872

G. IN-KIND TRANSACTIONS: For the six months ended March 31, 1998, the Value Portfolio realized gains (losses) from in-kind redemptions of approximately $27,131,000.

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

H. SECURITIES LENDING: The Portfolio loans securities to certain brokers and receives security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the six months ended March 31, 1998, the Value Portfolio had security lending fees totaling approximately $173,000.

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. For the Value Portfolio, the value of loaned securities and related collateral outstanding at March 31, 1998, was as follows:

   Value of      Value
    Loaned         of
  Securities   Collateral
    (000)        (000)
  ----------   ----------
   $339,614     $345,139

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits totaling approximately $125,000, for the six months ended March 31, 1998.

I. OTHER: At March 31, 1998, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. For the Value Portfolio, the aggregate percentage of such owners was as follows:

                  Percentage
                 of Ownership
    --------------------------------------
    Institutional    Investment    Adviser
        Class          Class        Class
    -------------    ----------    -------
        15.2%           42.4%       83.4%

Transactions in Capital Shares for the Value Portfolio, by class, were as follows:

                                       Year Ended     Six Months Ended
                                      September 30,      March 31,
           (In Thousands)                 1997              1998
----------------------------------------------------------------------
Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                        90,227           25,797
     In Lieu of Cash Distributions         9,563           16,349
     Shares Redeemed                     (44,093)         (30,892)
----------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                       55,697           11,254
----------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                         1,187              401
     In Lieu of Cash Distributions            66               98
     Shares Redeemed                        (380)            (477)
----------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                          873               22
----------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                         9,462           11,479
     In Lieu of Cash Distributions           112            1,483
     Shares Redeemed                        (676)            (895)
----------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                        8,898           12,067
----------------------------------------------------------------------

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY
Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, Union Carbide Corporation.

JOSEPH P. HEALEY
Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant, Chief Investment Officer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc., Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

JAMES D. SCHMID
President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.

LORRAINE TRUTEN, CFA
Vice-President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JOHN H. GRADY, JR.
Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP; formerly Attorney, Ropes & Gray.

RICHARD J. SHOCH
Assistant Secretary and Compliance Officer, MAS Funds; formerly Vice President and Assistant Secretary, SEI Corporation.

JAMES A. GALLO
Treasurer, MAS Funds; Vice-President, Morgan Stanley; Head of Fund Accounting, Miller Anderson & Sherrerd, LLP; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------

     [MAS FUND LOGO]











                                             MILLER
                                             ANDERSON
                                             & SHERRERD, LLP

                                             One Tower Bridge
                                             West Conshohocken, PA 19428-2899

                                             Investment Advisor: (610) 940-5000
                                             MAS Funds:          (800) 354-8185

                                             Printed in U.S.A.

                                             This Report has been prepared
                                             for shareholders and may be
                                             distributed to others only if
                                             preceded or accompanied by a
                                             current prospectus.